UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA VIRGINIA BOND FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA VIRGINIA BOND Fund

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              BAN     Bond Anticipation Notes

              ETM     Escrowed to final maturity

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (99.5%)

             VIRGINIA (96.3%)
             Abingdon Town IDA Hospital RB,
  $ 3,305       Series 1998                                                                      5.25%     7/01/2016     $  3,476
    1,360       Series 1998                                                                      5.38      7/01/2028        1,420
    2,505    Alexandria IDA Educational Facilities RB, Series 1999 (PRE)                         5.88      1/01/2023        2,764
             Alexandria IDA RB,
    5,755       Series 2000A (INS)                                                               5.90     10/01/2020        6,513
   12,480       Series 2000A (INS)(b)                                                            5.90     10/01/2030       14,008
    4,010    Arlington County Public Improvement Bonds GO, Series 2001                           5.00      2/01/2020        4,279
             Biotechnology Research Park Auth. RB (MLO),
    3,215       Series 2001                                                                      5.00      9/01/2017        3,491
    8,065       Series 2001                                                                      5.00      9/01/2021        8,638
    1,000    Bristol Utility Systems RB, Series 2001 (INS)(ETM)                                  4.60      7/15/2012        1,083
             Capital Region Airport Commission RB,
    2,700       Series 2005A (INS)                                                               5.00      7/01/2023        2,904
    2,665       Series 2005A (INS)                                                               5.00      7/01/2024        2,861
             Chesterfield County Health Center Commission Mortgage RB,
    1,500       Series 1996 (PRE)                                                                5.95     12/01/2026        1,576
   11,630       Series 1996 (PRE)                                                                6.00      6/01/2039       12,222
             College Building Auth. Educational Facilities RB,
    1,390       Series 2000 (Hampton Univ.)(PRE)                                                 5.80      4/01/2016        1,569
    1,000       Series 2000 (Hampton Univ.)(PRE)                                                 6.00      4/01/2020        1,137
    3,300       Series 2000A (INS)                                                               5.00      9/01/2017        3,567
    6,215       Series 2000A                                                                     5.00      9/01/2019        6,712
    6,530       Series 2000A                                                                     5.00      9/01/2020        6,970
    3,125       Series 2001A                                                                     5.00      9/01/2017        3,396
    3,540       Series 2001A                                                                     5.00      9/01/2018        3,848
    3,720       Series 2001A                                                                     5.00      9/01/2019        4,043
             Commonwealth Transportation Board RB,
    1,600       Series 1997C (Route 58 Corridor)                                                 5.13      5/15/2019        1,676
   11,340       Series 1999B (Route 58 Corridor)(PRE)                                            5.50      5/15/2020       12,499
    2,150       Series 1999B (Route 58 Corridor)(PRE)                                            5.50      5/15/2022        2,370
    2,395       Series 2001A (Northern Virginia)(PRE)                                            5.25      5/15/2016        2,663
    2,520       Series 2001A (Northern Virginia)(PRE)                                            5.25      5/15/2017        2,803
    2,655       Series 2001A (Northern Virginia)(PRE)                                            5.25      5/15/2018        2,953
    2,000       Series 2001A (Northern Virginia)(PRE)                                            5.25      5/15/2020        2,224
    4,390       Series 2001B (Route 58 Corridor)(PRE)                                            5.25      5/15/2017        4,882
    2,250    Emporia GO, Series 1995                                                             5.75      7/15/2015        2,298
             Fairfax County Economic Development Auth. RB,
    7,000       Series 2004 (INS)                                                                5.00      4/01/2029        7,477
    6,150       Series 2005 I-A                                                                  5.00      4/01/2032        6,563
   15,180    Fairfax County INOVA Hospital IDA RB, Series 1996 (PRE)                             6.00      8/15/2026       16,040
    2,000    Fairfax County Redevelopment and Housing Auth. MFH RB, Series 1996A                 6.00     12/15/2028        2,104
   11,000    Fairfax County Sewer RB, Series 1996 (INS)(PRE)                                     5.88      7/15/2028       11,587
             Fairfax County Water Auth. RB,
    4,750       Series 1992                                                                      6.00      4/01/2022        5,086
    5,235       Series 2000 (PRE)                                                                5.63      4/01/2025        5,886
    1,000       Series 2000 (PRE)                                                                5.75      4/01/2030        1,130
   12,275    Fauquier County IDA Hospital RB, Series 2002 (INS)                                  5.25     10/01/2025       13,157
    2,500    Front Royal & Warren County IDA Lease RB (MLO), Series B (INS)                      5.00      4/01/2029        2,659
    8,750    Galax IDA Hospital RB, Series 1995 (INS)                                            5.75      9/01/2020        8,960
             Hampton Convention Center RB,
    2,980       Series 2002A (INS)                                                               5.25      1/15/2018        3,268
    9,030       Series 2002A (INS)                                                               5.25      1/15/2023        9,780

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $ 1,255    Hampton Redevelopment and Housing Auth. RB, Series 1996A                            6.00%     1/20/2026     $  1,301
   12,185    Hanover County IDA Bon Secours Health System Hospital RB, Series 1995 (INS)         6.38      8/15/2018       14,804
    9,750    Henrico County Economic Development Auth. RB, Bon Secours Health System,
                Series 2002A                                                                     5.60     11/15/2030       10,392
             Henrico County IDA Residential and Healthcare Facility RB,
    1,025       Series 1997 (PRE)                                                                6.10      7/01/2020        1,025
    2,070       Series 1997 (PRE)                                                                6.15      7/01/2026        2,070
    2,500    Henry County IDA Hospital RB, Series 1997 (PRE)                                     6.00      1/01/2027        2,644
      795    Housing Development Auth. Commonwealth Mortgage Bonds,
                Series 2001J, Subseries J-1 (INS)                                                5.20      7/01/2019          803
    3,500    Isle of Wight County IDA RB, Series 2000A                                           5.85      1/01/2018        3,825
    4,705    James City County GO, Series 2005                                                   5.00     12/15/2027        5,093
    1,000    King George County IDA Lease RB (MLO), Series 2004 (INS)                            5.00      3/01/2032        1,061
             Loudoun County GO,
    1,650       Series 2002A (PRE)                                                               5.25      5/01/2022        1,853
      350       Series 2002A                                                                     5.25      5/01/2022          384
             Loudoun County IDA Public Safety Facility Lease RB (MLO),
    4,460       Series 2003A (INS)                                                               5.25     12/15/2016        5,003
    1,740       Series 2003A (INS)                                                               5.25     12/15/2018        1,938
    1,040       Series 2003A (INS)                                                               5.25     12/15/2021        1,147
    1,545    Lynchburg GO Public Improvement BAN, Series 2000 (PRE)                              5.75      6/01/2030        1,749
             Metropolitan Washington Airports Auth. RB,
    7,000       Series 1997A (INS)(PRE)                                                          5.38     10/01/2023        7,365
    2,505       Series 2003B (INS)                                                               5.25     10/01/2017        2,766
    1,690       Series 2003B (INS)                                                               5.25     10/01/2018        1,858
    2,000       Series 2003B (INS)                                                               5.25     10/01/2019        2,210
             Montgomery County IDA RB (MLO),
    2,440       Series 2000B (INS)(PRE)                                                          5.50      1/15/2022        2,708
    2,450       Series 2001 (INS)                                                                5.25      1/15/2015        2,720
    1,065       Series 2001 (INS)                                                                5.25      1/15/2019        1,180
             Newport News GO,
    3,170       Series 2000A (PRE)                                                               5.75      5/01/2018        3,611
    6,750       Series 2000A (PRE)                                                               5.75      5/01/2020        7,689
             Norfolk Parking Systems RB,
    6,285       Series 2005A (INS)                                                               5.00      2/01/2025        6,768
    5,000       Series 2005A (INS)                                                               5.00      2/01/2027        5,385
    1,850    Norfolk Redevelopment and Housing Auth. RB (MLO), Series 1999                       5.50     11/01/2019        2,052
             Prince William County IDA Educational Facilities RB,
    1,695       Series 2003                                                                      5.00     10/01/2018        1,758
    3,985       Series 2003                                                                      5.38     10/01/2023        4,183
    7,500       Series 2003                                                                      5.50     10/01/2033        7,983
             Prince William County IDA Potomac Hospital RB,
    2,500       Series 1995 (PRE)                                                                6.85     10/01/2025        2,577
    1,210       Series 2003                                                                      5.50     10/01/2017        1,342
    1,350       Series 2003                                                                      5.50     10/01/2019        1,490
    4,000    Prince William County Service Auth. Water RB, Series 1999 (INS)(PRE)                5.60      7/01/2024        4,434
             Public School Auth. Financing GO,
    4,645       Series 1999B (PRE)                                                               6.00      8/01/2019        5,227
   10,585       Series 2000A (PRE)                                                               5.50      8/01/2020       11,895
    3,905       Series 2000B                                                                     5.00      8/01/2018        4,249
    6,300       Series 2000B                                                                     5.00      8/01/2019        6,856
    3,220       Series 2001A                                                                     5.00      8/01/2018        3,519
    7,170       Series 2001B                                                                     5.00      8/01/2015        7,852
    7,255       Series 2001B                                                                     5.00      8/01/2016        7,945

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------------------------------------------
             Resources Auth. Clean Water RB,
  $ 1,790       Series 1999 (PRE)                                                                5.63%    10/01/2022     $  2,015
    6,700       Series 2000 (PRE)                                                                5.38     10/01/2021        7,459
             Resources Auth. Infrastructure RB,
    1,265       Series 2001A (Pooled Water Loan)                                                 5.00      5/01/2019        1,367
    2,300       Series 2002A                                                                     5.25      5/01/2015        2,544
    1,280       Series 2004B                                                                     5.00     11/01/2029        1,369
             Resources Auth. Water and Sewer RB,
    7,210       Series 1996A (Suffolk)(PRE)                                                      5.63      4/01/2027        7,708
    1,620       Series 1997 (Botetourt)(PRE)                                                     5.30     11/01/2022        1,724
             Resources Auth. Water System RB, Gloucester,
    1,520       Series 2002                                                                      5.00      4/01/2015        1,676
    1,600       Series 2002                                                                      5.00      4/01/2016        1,758
    1,670       Series 2002                                                                      5.00      4/01/2017        1,827
    1,255       Series 2002                                                                      5.00      4/01/2018        1,369
             Richmond Convention Center Auth. RB,
    6,295       Series 2000 (PRE)                                                                6.13      6/15/2020        7,224
   14,750       Series 2000 (PRE)(b)                                                             6.13      6/15/2025       16,926
    5,000       Series 2005 (INS)                                                                5.00      6/15/2024        5,388
    6,000       Series 2005 (INS)                                                                5.00      6/15/2025        6,451
    7,840    Richmond GO, Series 1999A (INS)                                                     5.13      1/15/2024        8,402
    6,345    Spotsylvania County Economic Development Auth. RB (MLO), Series 2005 (INS)          5.00      2/01/2031        6,770
             Upper Occoquan Sewage Auth. RB,
    2,000       Series 2005 (INS)(a)                                                             5.00      7/01/2024        2,165
    7,850       Series 2005 (INS)(a)                                                             5.00      7/01/2025        8,475
    1,000    Virginia Beach Development Auth. Residential and Health Care Facility RB,
                Series 1997                                                                      6.15      7/01/2027        1,047
    7,610    Virginia Beach GO, Series 2000 (PRE)                                                5.50      3/01/2020        8,496
    1,250    Virginia Beach Public Improvement Bonds GO, Series 2001 (PRE)                       5.00      6/01/2018        1,385
   10,395    Virginia Beach Water and Sewer System RB, Series 2000                               5.50      8/01/2025       11,320

             PUERTO RICO (3.2%)
             Commonwealth GO,
    5,000       Series 2003A                                                                     5.25      7/01/2021        5,403
    1,565       Series 2003A                                                                     5.25      7/01/2022        1,686
    1,315    Commonwealth Highway and Transportation Auth. RB, Series 2003G (INS)                5.25      7/01/2021        1,464
             Housing Finance Auth. Capital Fund Program RB,
    5,000       Series 2003                                                                      5.00     12/01/2018        5,404
    2,560       Series 2003                                                                      5.00     12/01/2019        2,758
                                                                                                                         --------
             Total fixed-rate instruments (cost: $489,682)                                                                528,836
                                                                                                                         --------
             VARIABLE-RATE DEMAND NOTES (0.7%)

             VIRGINIA
             Loudoun County IDA RB,
    2,400       Series 2003A                                                                     2.30      2/15/2038        2,400
    1,200       Series 2003E                                                                     2.35      2/15/2038        1,200
      100    Peninsula Ports Auth. Coal Terminal RB, Series 1987D (LOC - U.S. Bank, N.A.)        2.29      7/01/2016          100
      100    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                                  2.24     12/01/2031          100
                                                                                                                         --------
             Total variable-rate demand notes (cost: $3,800)                                                                3,800
                                                                                                                         --------

             TOTAL INVESTMENTS (COST: $493,482)                                                                          $532,636
                                                                                                                         ========

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           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $39,156,000 and $2,000, respectively, resulting in net unrealized appreciation of $39,154,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $531,583,000 at June 30, 2005, and, in total, may not equal
             100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) When-issued security - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value

6

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           to Portfolio of INVESTMENTS
           (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

             prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2005, the aggregate market value of securities purchased on a when-issued basis was $10,640,000.

         (b) At June 30, 2005, portions of these securities were segregated to cover when-issued purchases.

                     DIRECTORS    Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

                ADMINISTRATOR,    USAA Investment Management Company
           INVESTMENT ADVISER,    P.O. Box 659453
                  UNDERWRITER,    San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT    USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                     CUSTODIAN    State Street Bank and Trust Company
                AND ACCOUNTING    P.O. Box 1713
                         AGENT    Boston, Massachusetts 02105

                   INDEPENDENT    Ernst & Young LLP
             REGISTERED PUBLIC    100 West Houston St., Suite 1900
               ACCOUNTING FIRM    San Antonio, Texas 78205

                     TELEPHONE    Call toll free - Central time
              ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

                FOR ADDITIONAL    (800) 531-8181
             INFORMATION ABOUT    For account servicing, exchanges,
                  MUTUAL FUNDS    or redemptions
                                  (800) 531-8448

               RECORDED MUTUAL    24-hour service (from any phone)
             FUND PRICE QUOTES    (800) 531-8066

                   MUTUAL FUND    (from touch-tone phones only)
                USAA TOUCHLINE    For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                  (800) 531-8777

               INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48502-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.